Interest expense and finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Interest expense and finance costs
Schedule of Interest expense and finance costs

	For the years ended December 31
In thousands of U.S. Dollars	2023	2022	2021
Interest incurred – debt	8,033	6,245	4,405
Interest incurred – finance leases	3,718	11,239	9,767
Amortization of deferred finance fees	1,237	1,461	1,623
Interest rate swaps	(1,580)	(3,408)	407
	11,408	15,537	16,202

	For the years ended December 31
In thousands of U.S. Dollars	2023	2022	2021
Loss on extinguishment	—	1,576	569
	—	1,576	569